Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities	OTHER LONG-TERM LIABILITIES

As at December 31 (millions of dollars)	2021	2020
Post-retirement and post-employment benefit liability (Note 20)	1,800	1,797
Pension benefit liability (Note 20)	713	1,660
Environmental liabilities (Note 21)	88	100
Lease obligations (Note 23)	46	70
Asset retirement obligations (Note 22)	14	13
Derivative liabilities (Note 18)	—	14
Long-term accounts payable	3	3
Other long-term liabilities	19	17
	2,683	3,674